Consolidated Balance Sheets ¥ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Current Assets
Cash and cash equivalents	$ 9,941,040	$ 5,942,842
Restricted cash	3,901,526	328,254
Notes receivable	15,370	0
Accounts receivable from continuing operations, net	44,834,930	35,904,345
Accounts receivable from EDLC business, net	5,420,047	4,736,547
Inventories, net	2,762,016	1,075,573
Advances to suppliers from continuing operations, net	11,290,625	10,055,316
Advances to suppliers from EDLC business, net	6,230,340	4,739,235
Prepaid value-added taxes	3,131,667	680,857
Other receivables, net	1,688,625	70,683
Current assets from discontinued operation	28,699	123,177
Total current assets	89,244,885	63,656,829
Property, plant and equipment, net	9,883,846	8,677,977
Other Assets
Accounts receivable from EDLC business	1,502,518	0
Advances to suppliers	2,109,005	8,638,260
Manufacturing rebate receivable	9,269,118	0
Deferred tax assets	0	94,153
Intangible assets, net	17,476,430	1,788,178
Deposit for asset acquisition	0	431,913
Deposit for business acquisition	0	10,423,500
Goodwill	9,001,924	0
Non-current assets from discontinued operations	0	591,857
Total Assets	138,487,726	94,302,667
Current Liabilities
Short-term bank loans	5,208,893	6,694,652
Bank acceptance notes payable	6,975,526	1,727,652
Accounts payable from continuing operations	5,543,226	575,487
Accounts payable from EDLC business	1,643,579	1,372,071
Due to related parties	2,995,228	0
Customer deposits	1,198,661	799,510
Taxes payable	796,182	720,492
Due to third parties	708,864	846,837
Accrued liabilities and other payables	1,719,103	1,359,897
Total Current Liabilities	26,789,262	14,096,598
Deferred tax liability	2,086,086	0
Total Liabilities	28,875,348	14,096,598
Stockholders' Equity
Common stock, $0.001 par value, 50,000,000 shares authorized, 28,703,242 and 24,311,935 shares issued and outstanding as of December 31, 2017 and 2016, respectively	28,703	24,312
Additional paid-in capital	39,067,328	26,603,511
Statutory reserves	6,461,788	6,461,788
Retained earnings	56,356,369	52,589,154
Accumulated other comprehensive loss	(1,101,270)	(5,472,696)
Total Stockholders' Equity	100,812,918	80,206,069
Noncontrolling interest	8,799,460	0
Total Equity	109,612,378	80,206,069
Total Liabilities and Equity	$ 138,487,726	$ 94,302,667